EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net Income/(loss) attributable to Yintech	$ 12,306	¥ 85,680	¥ (863,038)	¥ 480,664
Basic weighted average number of ordinary shares outstanding	1,456,317,224	1,456,317,224	1,435,146,878	1,398,435,985
Effect of dilutive share options and RSUs	48,690,965	48,690,965	19,116,441	47,760,075
Dilutive weighted average number of ordinary shares	1,505,008,189	1,505,008,189	1,435,146,878	1,446,196,060
Basic earnings/(losses) per share (in dollars per share) | (per share)	$ 0.01	¥ 0.06	¥ (0.60)	¥ 0.34
Diluted earnings/(losses) per share (in dollars per share) | (per share)	$ 0.01	¥ 0.06	¥ (0.60)	¥ 0.33